Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Beginning balance	¥ 166
Charge for the year (Note 7)	(10)	¥ (12)	¥ (25)
Ending balance	118	166
Cost [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	263	883
Transfer from property, plant and equipment (Note 16)	0	25
Transfer from right-of-use assets (Note 18(a))	0	11
Transfer to property, plant and equipment (Note 16)	(62)	(565)
Transfer to right-of-use assets (Note 18(a))	(9)	(91)
Ending balance	192	263	883
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	97	230
Transfer from property, plant and equipment (Note 16)	0	12
Transfer from right-of-use assets (Note 18(a))	0	3
Transfer to property, plant and equipment (Note 16)	(28)	(140)
Transfer to right-of-use assets (Note 18(a))	(5)	(20)
Charge for the year (Note 7)	10	12
Ending balance	¥ 74	¥ 97	¥ 230